Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Current raw materials and current production supplies	€ 876	€ 715
Current work in progress	366	358
Current finished goods	1,432	1,280
Total current inventories	€ 2,674	€ 2,353